EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Investments [Abstract]
Equity accounted investments, beginning of year		$ 16,844	$ 16,844	$ 17,638
Additions			1,372	715
Disposals and return of capital distributions			(281)	(1,180)
Share of net earnings from equity accounted investments			961	1,019	$ 1,591
Distributions received			(369)	(524)
Foreign currency translation			430	(646)
Reclassification to assets held for sale			(712)	(340)
Exercise of warrants			1,448	0
Other comprehensive income and other			68	162
Equity accounted investments, end of year	$ 19,761		19,761	16,844	17,638
GGP Inc. (“GGP”)
Reconciliation Of Changes In Investments [Abstract]
Additions	1,890
Share of net earnings from equity accounted investments			$ 179	$ 476	$ 526
Exercise of warrants	$ 1,448
Investment [Line Items]
Number of shares acquired	68		68
Proportion of ownership interest in associate	34.00%	29.00%	34.00%	29.00%
GGP Inc. (“GGP”) | Warrants
Investment [Line Items]
Derivative assets settled on cashless basis (in shares)	16
Derivative assets settled in full shares settlement basis (in shares)	43
Payment for exercise of warrants	$ 462